GREAT-WEST FUNDS, INC.

Great-West Loomis Sayles Bond Fund

Institutional Class: MXUGX

Initial Class Ticker: MXLMX

(the “Fund”)

Supplement dated July 7, 2016 to the Prospectus and Summary Prospectus for the

Fund, each dated April 29, 2016, and the Statement of Additional Information

for Great-West Funds, Inc., dated April 29, 2016.

Effective June 30, 2016, Brian P. Kennedy will be added as a portfolio manager to the Fund. The following changes are made to the Prospectus, Summary Prospectus, and Statement of Additional Information, as applicable:

The table titled “Portfolio Managers” in the Prospectus and Summary Prospectus for the Fund is hereby deleted in its entirety and replaced with the following table titled “Portfolio Managers.”

Name	Title	Length of Service as Portfolio Manager of Fund
Daniel J. Fuss, CFA and CIC	Executive Vice President and Vice Chairman	1994
Matthew J. Eagan, CFA	Vice President and Portfolio Manager	2013
Elaine M. Stokes	Vice President and Portfolio Manager	2013
Brian P. Kennedy	Vice President and Portfolio Manager	2016

Under the subsection “Sub-Adviser” of the “Management and Organization” section on page 8 of the Prospectus, the 6th paragraph is hereby deleted in its entirety and replaced with the following:

The Fund is co-managed by Daniel J. Fuss, Matthew J. Eagan, Elaine M. Stokes, and Brian P. Kennedy. Mr. Fuss, CFA and CIC, Executive Vice President and Vice Chairman, has been with Loomis Sayles since 1976. He earned a B.S. and an M.B.A. from Marquette University. Mr. Eagan, CFA, Vice President and Portfolio Manager, has been employed by Loomis Sayles since 1997. He earned his B.A. from Northeastern University and an M.B.A. from Boston University. Ms. Stokes, Vice President and Portfolio Manager, has been employed by Loomis Sayles since 1988. She earned her B.S. from St. Michael’s College. Mr. Kennedy, Vice President and Portfolio Manager, has been employed by Loomis Sayles since 1994. He earned his B.S. from Providence College and an M.B.A. from Babson College.

Under the “Other Accounts Managed” section on page 56 of the Statement of Additional Information, the following is hereby deleted in its entirety and replaced with the following:

“The following table provides information regarding registered investment companies other than the Fund, other pooled investment vehicles and other accounts over which the portfolio manager(s) also has day-to-day management responsibilities. The tables provide the numbers of such accounts, the total assets in such accounts and the number of accounts and total assets whose fees are based on performance. The information is provided as of the Fund’s fiscal year ended December 31, 2015.”

	AUM Based Fees						Performance Based Fees
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund Manager	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Asset ($m)	Number of Accounts	Total Asset ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)
Daniel Fuss	15	44,331	9	2,724	143	19,500	0	0	0	0	4	523
Matthew Eagan	19	46,382	29	12,135	144	20,563	0	0	0	0	4	523
Elaine Stokes	14	44,217	24	9,694	152	20,276	0	0	0	0	4	523
Brian P. Kennedy*	3	8,182	4	2,815	31	1,775	0	0	0	0	0	0

*	The information for Mr. Kennedy is provided as of May 31, 2016.

Under the section entitled “Ownership of Securities” on page 58 of the Statement of Additional Information, the information is hereby deleted in its entirety and replaced with the following:

“The portfolio managers did not own any shares of the Fund as of May 31, 2016.”

This Supplement must be accompanied by or read in conjunction with the current Prospectus and Summary Prospectus, each dated April 29, 2016, and the Statement of Additional Information for Great-West Funds, Inc., dated April 29, 2016.

Please keep this Supplement for future reference.